Fees Summary	Jan. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 778,000
Previously Paid Amount	0.00
Total Fee Amount	119.11
Total Offset Amount	0.00
Net Fee	119.11
Narrative - Max Aggregate Offering Price	$ 778,000
Final Prospectus	true